Quarterly Holdings Report
for
Fidelity® Strategic Dividend & Income® Fund
February 28, 2026
SDI-NPRT1-0426
1.814104.121
Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6785% 6/2/2028 (f)(g)(h) (Cost $1,472,195)	1,475,964	1,253,522

Common Stocks - 54.4%
	Shares	Value ($)
CANADA - 2.0%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	192,299	13,795,961
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Alimentation Couche-Tard Inc	343,657	20,855,487
Metro Inc/CN	185,844	13,241,580
TOTAL CONSUMER STAPLES		34,097,067
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp (United States)	2,584	305,946
Canadian Natural Resources Ltd	517,504	22,638,073
Imperial Oil Ltd (c)	263,511	30,822,316
Rockpoint Gas Storage Inc Class A	19,420	403,762
South Bow Corp	5,990	192,604
TOTAL ENERGY		54,362,701
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	3,314	290,273
Materials - 0.1%
Metals & Mining - 0.1%
Almonty Industries Inc (United States) (d)	252,200	4,637,958
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp	192,900	2,651,571
TOTAL CANADA		109,835,531
FINLAND - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Wartsila OYJ Abp	10,951	477,475
FRANCE - 0.4%
Consumer Staples - 0.1%
Food Products - 0.1%
Danone SA	101,100	8,694,500
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA	617,000	14,405,973
TOTAL FRANCE		23,100,473
GERMANY - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.0%
Siemens Energy AG	2,751	541,059
Industrial Conglomerates - 0.3%
Siemens AG	51,954	15,022,181
TOTAL INDUSTRIALS		15,563,240
Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON SE	53,243	1,238,106
TOTAL GERMANY		16,801,346
ITALY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	77,326	9,313,987
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA	64,139	771,268
TOTAL ITALY		10,085,255
JAPAN - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Hitachi Ltd	407,648	13,345,300
KOREA (SOUTH) - 1.4%
Information Technology - 1.4%
Technology Hardware, Storage & Peripherals - 1.4%
Samsung Electronics Co Ltd	537,962	80,876,600
MEXICO - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	7,464	911,802
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	3,894	1,015,399
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	1,350	485,555

TOTAL MEXICO		2,412,756
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	52,800	4,175,424
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	110,200	25,016,502
SPAIN - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola SA	68,669	1,620,812
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	137,071	51,344,055
UNITED KINGDOM - 1.4%
Consumer Staples - 0.4%
Personal Care Products - 0.3%
Unilever PLC	190,400	14,027,915
Tobacco - 0.1%
Imperial Brands PLC	134,091	6,005,784
TOTAL CONSUMER STAPLES		20,033,699
Health Care - 0.7%
Pharmaceuticals - 0.7%
Astrazeneca PLC (United States)	178,412	37,189,981
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	1,045,773	18,805,174
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC	54,184	1,958,501
Multi-Utilities - 0.0%
National Grid PLC	148,781	2,783,192
TOTAL UTILITIES		4,741,693
TOTAL UNITED KINGDOM		80,770,547
UNITED STATES - 47.1%
Communication Services - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T Inc	117,400	3,288,374
Comcast Corp Class A	1,031,249	31,927,469
Verizon Communications Inc	1,106,819	55,495,905
		90,711,748
Entertainment - 0.2%
Walt Disney Co/The	85,291	9,044,258
Interactive Media & Services - 0.1%
Alphabet Inc Class A	6,100	1,901,736
Meta Platforms Inc Class A	2,900	1,879,722
		3,781,458
Media - 0.0%
EchoStar Corp Class A (d)	11,067	1,278,570
Versant Media Group Inc Class A	41,249	1,374,417
		2,652,987
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	55,900	12,135,331
TOTAL COMMUNICATION SERVICES		118,325,782
Consumer Discretionary - 4.9%
Automobiles - 0.0%
Tesla Inc (d)	3,900	1,569,789
Diversified Consumer Services - 0.1%
H&R Block Inc	246,800	7,557,016
Hotels, Restaurants & Leisure - 2.2%
Churchill Downs Inc	24,700	2,270,671
McDonald's Corp	225,568	76,932,222
Penn Entertainment Inc (d)	148,500	2,322,540
Sabre Corp (d)	198,800	234,584
SHARPLINK INC (d)	641,159	4,372,704
Starbucks Corp	338,199	33,150,266
		119,282,987
Household Durables - 0.0%
TopBuild Corp (d)	2,000	896,600
Specialty Retail - 1.7%
Burlington Stores Inc (d)	58,800	18,043,956
Dick's Sporting Goods Inc	49,850	10,150,956
GameStop Corp warrants 10/30/2026 (d)	36,400	156,519
Lowe's Cos Inc	175,554	46,446,322
TJX Cos Inc/The	138,872	22,450,048
		97,247,801
Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear Co (c)	50,300	3,115,582
NIKE Inc Class B	341,600	21,240,688
Tapestry Inc	183,733	28,564,970
		52,921,240
TOTAL CONSUMER DISCRETIONARY		279,475,433
Consumer Staples - 6.5%
Beverages - 2.7%
Coca-Cola Co/The	1,524,124	124,307,554
Keurig Dr Pepper Inc	972,411	29,444,605
		153,752,159
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc Class A	253,395	4,535,771
BJ's Wholesale Club Holdings Inc (d)	194,822	19,246,465
Costco Wholesale Corp	2,664	2,692,744
Target Corp	191,230	21,760,062
Walmart Inc	191,546	24,508,311
		72,743,353
Household Products - 2.2%
Procter & Gamble Co/The	758,820	126,874,704
Personal Care Products - 0.3%
Kenvue Inc	996,217	19,047,668
TOTAL CONSUMER STAPLES		372,417,884
Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Antero Resources Corp (d)	4,240	156,074
Cheniere Energy Inc	6,247	1,472,605
Cheniere Energy Partners LP	8,120	497,756
Delek Logistics Partners LP	12,380	642,893
DHT Holdings Inc	1,050,346	20,471,244
DT Midstream Inc	4,390	609,508
Energy Transfer LP	125,206	2,358,881
Enterprise Products Partners LP	25,300	914,342
Exxon Mobil Corp	1,273,079	194,144,548
Genesis Energy LP Class A	53,560	967,294
Hess Midstream LP Class A	50,870	1,967,652
Kinder Morgan Inc	35,350	1,176,095
MPLX LP	28,536	1,681,912
NGL Energy Partners LP (d)	57,590	691,080
Phillips 66	40,762	6,290,799
Plains All American Pipeline LP	82,228	1,719,387
Shell PLC	499,038	20,901,146
Shell PLC rights (d)(e)	499,038	185,642
Sunoco LP	27,939	1,782,229
Targa Resources Corp	2,703	637,367
Valero Energy Corp	22,332	4,570,020
Western Midstream Partners LP	38,559	1,603,669
Williams Cos Inc/The	15,322	1,144,860
TOTAL ENERGY		266,587,003
Financials - 5.3%
Banks - 2.3%
Bank of America Corp	207,179	10,323,730
JPMorgan Chase & Co	38,874	11,673,862
M&T Bank Corp	116,057	25,182,048
PNC Financial Services Group Inc/The	161,160	34,222,326
US Bancorp	640,300	34,998,798
Wells Fargo & Co	162,631	13,246,295
		129,647,059
Capital Markets - 0.2%
Charles Schwab Corp/The	135,800	12,928,160
Consumer Finance - 0.1%
Capital One Financial Corp	34,594	6,767,970
Financial Services - 0.3%
Apollo Global Management Inc	79,400	8,305,240
Shift4 Payments Inc Class A (c)(d)	32,400	1,427,868
Visa Inc Class A	21,900	7,011,066
		16,744,174
Insurance - 2.4%
American Financial Group Inc/OH	132,800	17,659,744
Chubb Ltd	172,336	58,742,449
Hartford Insurance Group Inc/The	155,836	21,946,384
Marsh & McLennan Cos Inc	46,500	8,683,409
Travelers Companies Inc/The	96,990	29,934,994
		136,966,980
TOTAL FINANCIALS		303,054,343
Health Care - 9.1%
Biotechnology - 3.1%
AbbVie Inc	578,769	134,320,710
Gilead Sciences Inc	279,120	41,574,924
		175,895,634
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp (d)	14,800	1,137,380
Health Care Providers & Services - 0.4%
UnitedHealth Group Inc	70,533	20,685,213
Life Sciences Tools & Services - 0.1%
Danaher Corp	37,635	7,927,436
Pharmaceuticals - 5.5%
Eli Lilly & Co	33,526	35,269,017
GSK PLC	689,300	20,481,356
Johnson & Johnson	537,159	133,446,411
Merck & Co Inc	809,316	100,209,507
Royalty Pharma PLC Class A	374,019	17,283,418
		306,689,709
TOTAL HEALTH CARE		512,335,372
Industrials - 5.8%
Aerospace & Defense - 1.9%
Boeing Co (d)	3,700	841,861
Byrna Technologies Inc (d)	158,061	2,020,020
GE Aerospace	74,275	25,421,362
General Dynamics Corp	80,400	28,706,820
Huntington Ingalls Industries Inc	36,875	16,391,675
Northrop Grumman Corp	39,036	28,276,898
		101,658,636
Building Products - 0.8%
Builders FirstSource Inc (d)	9,200	959,468
Johnson Controls International plc	320,890	46,304,427
		47,263,895
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	229,900	10,159,724
GFL Environmental Inc Subordinate Voting Shares (United States)	9,919	438,321
Waste Connections Inc (United States)	4,649	800,232
		11,398,277
Construction & Engineering - 0.0%
Ferrovial SE	11,661	870,259
MasTec Inc (d)	2,969	884,821
Quanta Services Inc	694	390,778
		2,145,858
Electrical Equipment - 1.3%
AMETEK Inc	39,900	9,544,878
Bloom Energy Corp Class A (d)	1,234	192,097
Eaton Corp PLC	82,212	30,905,135
GE Vernova Inc	39,082	34,142,035
Nextpower Inc Class A (d)	6,208	652,461
		75,436,606
Ground Transportation - 0.5%
CSX Corp	6,902	294,646
Norfolk Southern Corp	84,670	26,649,036
Union Pacific Corp	2,452	649,731
		27,593,413
Machinery - 0.7%
Caterpillar Inc	733	544,494
ITT Inc	180,683	36,572,046
Kennametal Inc	74,300	2,992,804
		40,109,344
Professional Services - 0.1%
KBR Inc	131,949	5,572,206
Parsons Corp (d)	16,100	1,062,600
		6,634,806
Trading Companies & Distributors - 0.3%
Watsco Inc	43,280	18,062,042
TOTAL INDUSTRIALS		330,302,877
Information Technology - 4.0%
Communications Equipment - 1.7%
Cisco Systems Inc	1,196,264	95,055,138
Electronic Equipment, Instruments & Components - 0.0%
Insight Enterprises Inc (d)	16,700	1,395,452
IT Services - 0.8%
Amdocs Ltd	274,039	19,127,922
IBM Corporation	99,300	23,852,854
		42,980,776
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices Inc (d)	2,121	424,645
Analog Devices Inc	47,155	16,777,277
Broadcom Inc	43,154	13,789,861
NVIDIA Corp	30,059	5,326,154
Wolfspeed Inc	1	20
		36,317,957
Software - 0.7%
Gen Digital Inc	372,379	8,404,594
Microsoft Corp	79,638	31,277,028
		39,681,622
Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc	52,457	13,858,090
TOTAL INFORMATION TECHNOLOGY		229,289,035
Materials - 1.0%
Chemicals - 0.6%
Linde PLC	62,618	31,814,953
Scotts Miracle-Gro Co/The	13,600	953,632
		32,768,585
Construction Materials - 0.0%
James Hardie Industries PLC (d)	7,770	189,200
Containers & Packaging - 0.4%
Ball Corp	203,800	13,681,094
Crown Holdings Inc	94,700	10,852,620
		24,533,714
TOTAL MATERIALS		57,491,499
Real Estate - 0.5%
Health Care REITs - 0.0%
Welltower Inc	6,748	1,397,645
Specialized REITs - 0.5%
American Tower Corp	41,600	7,981,376
Lamar Advertising Co Class A	107,968	14,871,513
Public Storage	18,058	5,544,889
		28,397,778
TOTAL REAL ESTATE		29,795,423
Utilities - 3.2%
Electric Utilities - 2.1%
American Electric Power Co Inc	1,735	232,178
Constellation Energy Corp	62,958	20,768,585
Duke Energy Corp	11,686	1,529,113
Entergy Corp	11,606	1,243,119
Evergy Inc	8,560	716,130
Exelon Corp	179,503	8,880,013
NextEra Energy Inc	294,861	27,649,116
NRG Energy Inc	26,876	4,809,729
PG&E Corp	634,145	12,048,755
Southern Co/The	171,400	16,690,932
Xcel Energy Inc	278,726	23,234,599
		117,802,269
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	83,900	7,397,463
Suburban Propane Partners LP	17,570	356,670
		7,754,133
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The	19,549	337,807
Talen Energy Corp (d)	1,272	471,874
Vistra Corp	118,552	20,615,007
		21,424,688
Multi-Utilities - 0.7%
Ameren Corp	147,238	16,679,121
CenterPoint Energy Inc	20,783	904,061
NiSource Inc	8,729	412,881
Sempra	18,817	1,811,513
WEC Energy Group Inc	152,667	17,855,932
		37,663,508
TOTAL UTILITIES		184,644,598
TOTAL UNITED STATES		2,683,719,249
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (d)	61,200	1,832,343
TOTAL COMMON STOCKS (Cost $1,789,429,849)		3,105,413,668

Convertible Corporate Bonds - 12.8%
	Principal Amount (a)	Value ($)
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 0.5% 6/1/2031	944,000	1,454,704
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc 3.5% 12/15/2029 (j)	689,000	725,517
TOTAL CHINA		2,180,221
UNITED STATES - 12.8%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc 2% 1/15/2036 (j)	2,995,000	3,114,800
AST SpaceMobile Inc 2.25% 4/15/2036 (j)	2,890,000	2,725,325
AST SpaceMobile Inc 2.375% 10/15/2032 (j)	795,000	1,140,825
		6,980,950
Entertainment - 0.5%
Liberty Live Holdings Inc 2.375% 9/30/2053 (j)	3,789,000	6,111,657
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	2,798,000	3,378,585
Live Nation Entertainment Inc 2.875% 1/15/2030	3,165,000	3,544,800
Live Nation Entertainment Inc 2.875% 10/15/2031 (j)	3,597,000	3,767,858
Live Nation Entertainment Inc 3.125% 1/15/2029	3,106,000	4,973,638
Sphere Entertainment Co 3.5% 12/1/2028	476,000	1,616,734
Zynga Inc 0% 12/15/2026 (k)	1,969,000	2,018,302
		25,411,574
Interactive Media & Services - 0.1%
Snap Inc 0.125% 3/1/2028	1,174,000	1,072,684
Snap Inc 0.5% 5/1/2030	2,142,000	1,736,091
Trump Media & Technology Group Corp 0% 5/29/2028 (j)(l)	2,092,000	1,929,870
		4,738,645
Media - 0.2%
Cable One Inc 1.125% 3/15/2028	989,000	756,585
Cardlytics Inc 4.25% 4/1/2029	1,254,000	476,405
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (f)	2,179,669	7,699,681
Liberty Broadband Corp 3.125% 3/31/2053 (j)	2,539,000	2,528,844
Magnite Inc 0.25% 3/15/2026	500,000	496,400
		11,957,915
TOTAL COMMUNICATION SERVICES		49,089,084
Consumer Discretionary - 1.1%
Automobile Components - 0.1%
LCI Industries 3% 3/1/2030 (j)	2,384,000	3,024,104
Patrick Industries Inc 1.75% 12/1/2028	806,000	1,536,236
		4,560,340
Automobiles - 0.2%
Lucid Group Inc 5% 4/1/2030 (j)	3,082,000	1,613,427
Lucid Group Inc 7% 11/1/2031 (j)	1,270,000	910,431
Rivian Automotive Inc 3.625% 10/15/2030	4,480,000	4,390,555
Rivian Automotive Inc 4.625% 3/15/2029	4,728,000	5,146,840
		12,061,253
Broadline Retail - 0.1%
Etsy Inc 0.125% 10/1/2026	1,702,000	1,690,767
Etsy Inc 1% 6/15/2030 (j)	1,878,000	1,904,855
		3,595,622
Diversified Consumer Services - 0.0%
Stride Inc 1.125% 9/1/2027	1,175,000	1,950,500
Hotels, Restaurants & Leisure - 0.4%
Cheesecake Factory Inc/The 2% 3/15/2030 (j)	1,612,000	1,787,349
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (j)	3,137,000	2,556,655
DoorDash Inc 0% 5/15/2030 (j)(k)	8,797,000	8,475,910
DraftKings Holdings Inc 0% 3/15/2028 (k)	1,735,000	1,565,837
NCL Corp Ltd 0.875% 4/15/2030 (j)	3,426,000	4,095,783
NCL Corp Ltd 1.125% 2/15/2027	671,000	685,762
		19,167,296
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028	1,442,000	1,483,750
Leisure Products - 0.0%
Peloton Interactive Inc 5.5% 12/1/2029	1,007,000	1,320,177
Specialty Retail - 0.3%
Burlington Stores Inc 1.25% 12/15/2027	1,442,000	2,256,009
GameStop Corp 0% 6/15/2032 (j)(l)	11,918,000	12,823,768
RealReal Inc/The 4% 2/15/2031 (i)(j)	468,000	676,494
Wayfair Inc 3.25% 9/15/2027	698,000	927,293
Wayfair Inc 3.5% 11/15/2028	333,000	593,573
		17,277,137
TOTAL CONSUMER DISCRETIONARY		61,416,075
Consumer Staples - 0.1%
Food Products - 0.1%
Freshpet Inc 3% 4/1/2028	2,648,000	3,634,054
Post Holdings Inc 2.5% 8/15/2027	1,660,000	1,875,800
		5,509,854
Personal Care Products - 0.0%
Herbalife Ltd 4.25% 6/15/2028	783,000	1,084,847
Oddity Finance LLC 0% 6/15/2030 (j)(l)	1,800,000	1,176,750
		2,261,597
TOTAL CONSUMER STAPLES		7,771,451
Energy - 0.3%
Energy Equipment & Services - 0.1%
Liberty Energy Inc 0% 3/1/2031 (j)(l)	1,840,000	1,990,880
Nabors Industries Inc 1.75% 6/15/2029	749,000	674,099
Solaris Energy Infrastructure Inc 0.25% 10/1/2031	1,728,000	2,012,256
Solaris Energy Infrastructure Inc 4.75% 5/1/2030	407,000	866,707
Transocean International Ltd 4.625% 9/30/2029	640,000	1,256,906
		6,800,848
Oil, Gas & Consumable Fuels - 0.2%
Centrus Energy Corp 0% 8/15/2032 (j)(k)	2,104,000	2,425,912
Centrus Energy Corp 2.25% 11/1/2030	1,029,000	2,391,911
CNX Resources Corp 2.25% 5/1/2026	625,000	2,026,875
Northern Oil & Gas Inc 3.625% 4/15/2029	2,195,000	2,310,238
Peabody Energy Corp 3.25% 3/1/2028	882,000	1,563,345
World Kinect Corp 3.25% 7/1/2028	978,000	1,067,193
		11,785,474
TOTAL ENERGY		18,586,322
Financials - 0.6%
Capital Markets - 0.3%
Coinbase Global Inc 0% 10/1/2029 (j)(k)	3,613,000	3,172,575
Coinbase Global Inc 0.25% 4/1/2030	7,002,000	6,511,860
Galaxy Digital Holdings LP 0.5% 5/1/2031 (j)	3,444,000	2,555,448
Galaxy Digital Holdings LP 2.5% 12/1/2029 (j)	1,250,000	1,518,125
Galaxy Digital Holdings LP 3% 12/15/2026 (j)	1,250,000	1,313,125
WisdomTree Inc 3.25% 8/15/2029	618,000	945,231
WisdomTree Inc 4.625% 8/15/2030 (j)	480,000	568,800
		16,585,164
Consumer Finance - 0.1%
SoFi Technologies Inc 0% 10/15/2026 (j)(k)	913,000	964,585
SoFi Technologies Inc 1.25% 3/15/2029 (j)	2,402,000	4,784,784
Upstart Holdings Inc 0% 2/15/2032 (j)(k)	1,790,000	1,176,030
Upstart Holdings Inc 1% 11/15/2030	1,338,000	996,141
Upstart Holdings Inc 2% 10/1/2029	1,177,000	1,170,644
		9,092,184
Financial Services - 0.2%
Affirm Holdings Inc 0.75% 12/15/2029	2,587,000	2,453,511
Euronet Worldwide Inc 0.625% 10/1/2030 (j)	1,249,000	1,110,049
Global Payments Inc 1.5% 3/1/2031	3,112,000	2,830,364
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 8/15/2028 (j)	999,000	1,411,287
Repay Holdings Corp 2.875% 7/15/2029 (j)	954,000	785,619
Shift4 Payments Inc 0.5% 8/1/2027	1,818,000	1,695,285
		10,286,115
Insurance - 0.0%
Oscar Health Inc 2.25% 9/1/2030 (j)	985,000	964,807
TOTAL FINANCIALS		36,928,270
Health Care - 1.7%
Biotechnology - 0.8%
Alnylam Pharmaceuticals Inc 0% 9/15/2028 (j)(k)	860,000	806,689
Alnylam Pharmaceuticals Inc 1% 9/15/2027	2,050,000	2,654,927
Arrowhead Pharmaceuticals Inc 0% 1/15/2032 (k)	1,745,000	1,837,485
Bridgebio Pharma Inc 0.75% 2/1/2033 (j)	1,440,000	1,380,240
Bridgebio Pharma Inc 1.75% 3/1/2031 (j)	1,579,000	2,466,398
Bridgebio Pharma Inc 2.25% 2/1/2029	2,058,000	2,227,785
Bridgebio Pharma Inc 2.5% 3/15/2027	1,449,000	2,374,911
Celcuity Inc 2.75% 8/1/2031	543,000	1,302,820
Cogent Biosciences Inc 1.625% 11/15/2031	360,000	445,428
Cytokinetics Inc 1.75% 10/1/2031 (j)	3,047,000	3,766,854
Cytokinetics Inc 3.5% 7/1/2027	393,000	556,095
Dynavax Technologies Corp 2.5% 5/15/2026	125,000	184,438
Exact Sciences Corp 0.375% 3/1/2028	706,000	733,181
Exact Sciences Corp 1.75% 4/15/2031 (j)	1,625,000	2,006,063
Exact Sciences Corp 2% 3/1/2030 (j)	1,492,000	2,086,711
Halozyme Therapeutics Inc 0% 2/15/2031 (j)(k)	1,783,000	1,811,528
Halozyme Therapeutics Inc 0.25% 3/1/2027	486,000	521,538
Halozyme Therapeutics Inc 0.875% 11/15/2032 (j)	1,789,000	1,855,193
Halozyme Therapeutics Inc 1% 8/15/2028	1,293,000	1,742,318
Ionis Pharmaceuticals Inc 0% 12/1/2030 (j)(l)	1,227,000	1,350,123
Ionis Pharmaceuticals Inc 0% 4/1/2026 (k)	1,184,000	1,661,152
Ionis Pharmaceuticals Inc 1.75% 6/15/2028	1,793,000	2,868,800
Mirum Pharmaceuticals Inc 4% 5/1/2029	832,000	2,478,839
Novavax Inc 5% 12/15/2027	387,000	456,418
PTC Therapeutics Inc 1.5% 9/15/2026	730,000	987,033
Sarepta Therapeutics Inc 1.25% 9/15/2027	334,000	302,537
Sarepta Therapeutics Inc 4.875% 9/1/2030 (j)	1,529,000	1,123,815
Travere Therapeutics Inc 2.25% 3/1/2029	886,000	1,120,436
		43,109,755
Health Care Equipment & Supplies - 0.4%
Alphatec Holdings Inc 0.75% 3/15/2030 (j)	1,016,000	1,177,239
Dexcom Inc 0.375% 5/15/2028	3,291,000	3,082,022
Enovis Corp 3.875% 10/15/2028	1,247,000	1,234,530
Haemonetics Corp 2.5% 6/1/2029	1,874,000	1,837,832
Integer Holdings Corp 1.875% 3/15/2030 (j)	2,550,000	2,448,000
Integer Holdings Corp 2.125% 2/15/2028	401,000	470,774
IRhythm Holdings Inc 1.5% 9/1/2029	1,860,000	2,178,990
Lantheus Holdings Inc 2.625% 12/15/2027	1,615,000	1,932,348
LeMaitre Vascular Inc 2.5% 2/1/2030	527,000	591,733
LivaNova PLC 2.5% 3/15/2029	1,049,000	1,299,921
Merit Medical Systems Inc 3% 2/1/2029 (j)	2,002,000	2,259,257
Omnicell Inc 1% 12/1/2029	605,000	622,545
Tandem Diabetes Care Inc 1.5% 3/15/2029	968,000	1,079,925
TransMedics Group Inc 1.5% 6/1/2028	1,381,000	2,327,261
		22,542,377
Health Care Providers & Services - 0.2%
Alignment Healthcare Inc 4.25% 11/15/2029	910,000	1,357,038
Brookdale Senior Living Inc 3.5% 10/15/2029	490,000	875,728
Guardant Health Inc 0% 11/15/2027 (l)	1,319,000	1,371,694
Guardant Health Inc 0% 5/15/2033 (j)(l)	1,314,000	1,401,053
Guardant Health Inc 1.25% 2/15/2031	1,782,000	3,046,230
Hims & Hers Health Inc 0% 5/15/2030 (j)(l)	2,516,000	1,668,423
OPKO Health Inc 3.75% 1/15/2029	343,000	425,422
		10,145,588
Health Care Technology - 0.0%
Evolent Health Inc 3.5% 12/1/2029	1,380,000	772,799
Life Sciences Tools & Services - 0.0%
Repligen Corp 1% 12/15/2028	1,596,000	1,598,394
Tempus AI Inc 0.75% 7/15/2030 (j)	1,948,000	1,993,778
		3,592,172
Pharmaceuticals - 0.3%
Amphastar Pharmaceuticals Inc 2% 3/15/2029	986,000	898,739
ANI Pharmaceuticals Inc 2.25% 9/1/2029	623,000	754,609
Collegium Pharmaceutical Inc 2.875% 2/15/2029	692,000	922,270
Jazz Investments I Ltd 2% 6/15/2026	1,969,000	2,405,134
Jazz Investments I Ltd 3.125% 9/15/2030	3,041,000	4,336,466
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (j)	1,039,000	1,261,242
Pacira BioSciences Inc 2.125% 5/15/2029	794,000	766,686
Zoetis Inc 0.25% 6/15/2029 (j)	5,200,000	5,447,000
		16,792,146
TOTAL HEALTH CARE		96,954,837
Industrials - 1.1%
Aerospace & Defense - 0.2%
AeroVironment Inc 0% 7/15/2030 (l)	1,976,000	2,262,520
Astronics Corp 0% 1/15/2031 (j)(k)	554,000	889,724
BWX Technologies Inc 0% 11/1/2030 (j)(k)	3,246,000	3,385,578
Intuitive Machines Inc 2.5% 10/1/2030 (j)	1,165,000	1,889,164
Spirit AeroSystems Inc 3.25% 11/1/2028	639,000	1,046,363
Voyager Technologies Inc 0.75% 11/15/2030 (j)	740,000	838,050
		10,311,399
Commercial Services & Supplies - 0.0%
Pitney Bowes Inc 1.5% 8/15/2030 (j)	710,000	717,454
Tetra Tech Inc 2.25% 8/15/2028	1,227,000	1,396,449
		2,113,903
Construction & Engineering - 0.2%
Fluor Corp 1.125% 8/15/2029	2,118,000	2,819,058
Granite Construction Inc 3.25% 6/15/2030	1,604,000	2,915,270
Granite Construction Inc 3.75% 5/15/2028	1,097,000	3,229,020
		8,963,348
Electrical Equipment - 0.3%
Array Technologies Inc 1% 12/1/2028	242,000	216,348
Array Technologies Inc 2.875% 7/1/2031 (j)	822,000	1,049,694
Bloom Energy Corp 0% 11/15/2030 (j)(k)	7,345,000	8,630,375
Enovix Corp 4.75% 9/15/2030 (j)	1,081,000	898,852
Eos Energy Enterprises Inc 1.75% 12/1/2031 (j)	1,534,000	1,034,683
Fluence Energy Inc 2.25% 6/15/2030	1,107,000	1,195,007
Plug Power Inc 6.75% 12/1/2033 (j)	923,000	933,668
Stem Inc 4.25% 4/1/2030 (j)	405,000	153,899
Sunrun Inc 4% 3/1/2030	1,469,000	1,721,668
		15,834,194
Ground Transportation - 0.2%
Hertz Corp/The 5.5% 10/1/2030 (j)	1,160,000	800,400
Lyft Inc 0% 9/15/2030 (j)(l)	890,000	858,777
Lyft Inc 0.625% 3/1/2029	1,820,000	1,890,767
Uber Technologies Inc 0.875% 12/1/2028	4,556,000	5,628,938
		9,178,882
Machinery - 0.0%
Greenbrier Cos Inc/The 2.875% 4/15/2028	618,000	740,116
JBT Marel Corp 0.375% 9/15/2030 (j)	1,362,000	1,447,125
		2,187,241
Passenger Airlines - 0.1%
JetBlue Airways Corp 2.5% 9/1/2029	1,388,000	1,554,560
Joby Aviation Inc 0.75% 2/15/2032	1,935,000	1,880,907
		3,435,467
Professional Services - 0.1%
BlackSky Technology Inc 8.25% 8/1/2033 (j)	498,000	542,820
CSG Systems International Inc 3.875% 9/15/2028	1,130,000	1,372,385
Parsons Corp 2.625% 3/1/2029	2,967,000	3,107,933
Planet Labs PBC 0.5% 10/15/2030 (j)	1,460,000	3,230,250
		8,253,388
Trading Companies & Distributors - 0.0%
Xometry Inc 0.75% 6/15/2030 (j)	681,000	804,601
TOTAL INDUSTRIALS		61,082,423
Information Technology - 5.3%
Communications Equipment - 1.0%
Lumentum Holdings Inc 0.375% 3/15/2032 (j)	3,640,000	13,917,540
Lumentum Holdings Inc 0.5% 12/15/2026	1,280,000	9,027,200
Lumentum Holdings Inc 0.5% 6/15/2028	2,328,000	12,457,128
Lumentum Holdings Inc 1.5% 12/15/2029	1,581,000	15,902,489
Viavi Solutions Inc 0.625% 3/1/2031 (j)	657,000	1,454,433
		52,758,790
Electronic Equipment, Instruments & Components - 0.2%
Advanced Energy Industries Inc 2.5% 9/15/2028	1,422,000	3,527,271
Itron Inc 0% 3/15/2032 (j)(l)	831,000	829,338
Itron Inc 1.375% 7/15/2030	1,927,000	2,006,489
Mirion Technologies Inc 0% 10/1/2031 (j)(k)	980,000	1,014,913
Mirion Technologies Inc 0.25% 6/1/2030 (j)	850,000	1,009,375
OSI Systems Inc 0.5% 2/1/2031 (j)	1,799,000	1,906,760
OSI Systems Inc 2.25% 8/1/2029	989,000	1,600,697
Vishay Intertechnology Inc 2.25% 9/15/2030	1,461,000	1,443,467
		13,338,310
IT Services - 0.8%
Akamai Technologies Inc 0.25% 5/15/2033 (j)	5,348,000	6,696,231
Akamai Technologies Inc 0.375% 9/1/2027	3,025,000	3,253,690
Akamai Technologies Inc 1.125% 2/15/2029	3,325,000	3,563,735
Applied Digital Corp 2.75% 6/1/2030	1,259,000	3,757,995
Cloudflare Inc 0% 6/15/2030 (j)(l)	6,119,000	6,415,160
Cloudflare Inc 0% 8/15/2026 (k)	3,419,000	3,696,964
CoreWeave Inc 1.75% 12/1/2031 (j)	6,752,000	6,961,602
DigitalOcean Holdings Inc 0% 8/15/2030 (j)(k)	2,751,000	4,415,355
Fastly Inc 0% 12/15/2030 (j)(l)	720,000	1,068,912
Snowflake Inc 0% 10/1/2027 (l)	3,004,000	3,788,044
Snowflake Inc 0% 10/1/2029 (l)	3,109,000	4,072,790
		47,690,478
Semiconductors & Semiconductor Equipment - 0.6%
Cohu Inc 1.5% 1/15/2031 (j)	713,000	953,994
Impinj Inc 0% 9/15/2029 (j)(k)	455,000	414,959
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (l)	1,918,000	3,042,907
Microchip Technology Inc 0% 2/15/2030 (j)(l)	2,309,000	2,389,182
Microchip Technology Inc 0.75% 6/1/2030	2,620,000	2,670,447
MKS Inc 1.25% 6/1/2030	5,431,000	9,447,225
ON Semiconductor Corp 0% 5/1/2027 (k)	4,977,000	6,701,531
ON Semiconductor Corp 0.5% 3/1/2029	3,397,000	3,412,286
Penguin Solutions Inc 2% 8/15/2030	535,000	580,368
Semtech Corp 0% 10/15/2030 (j)(k)	1,354,000	1,629,539
Semtech Corp 1.625% 11/1/2027	224,000	550,368
Synaptics Inc 0.75% 12/1/2031	1,107,000	1,268,622
Ultra Clean Holdings Inc 0% 3/15/2031 (j)(l)	473,000	484,234
Veeco Instruments Inc 2.875% 6/1/2029	642,000	832,353
Wolfspeed Inc 2.5% 6/15/2031 (j)	900,000	1,521,563
		35,899,578
Software - 1.8%
Alkami Technology Inc 1.5% 3/15/2030 (j)	813,000	755,418
Bentley Systems Inc 0.375% 7/1/2027	1,538,000	1,467,252
BILL Holdings Inc 0% 4/1/2030 (k)	2,064,000	1,898,880
BlackLine Inc 1% 6/1/2029	1,785,000	1,660,050
Box Inc 1.5% 9/15/2029	1,191,000	1,110,608
Cerence Inc 1.5% 7/1/2028	555,000	495,060
Cipher Digital Inc 0% 10/1/2031 (j)(k)	3,371,000	4,241,139
Cipher Digital Inc 1.75% 5/15/2030	445,000	1,632,594
Cleanspark Inc 0% 2/15/2032 (j)(l)	2,893,000	2,085,853
Cleanspark Inc 0% 6/15/2030 (k)	1,829,000	1,863,751
Core Scientific Inc 0% 6/15/2031 (j)(k)	1,681,000	1,927,307
Core Scientific Inc 3% 9/1/2029 (j)	1,261,000	2,218,572
CyberArk Software Ltd 0% 6/15/2030 (j)(k)	3,290,000	3,347,904
Datadog Inc 0% 12/1/2029 (l)	3,517,000	3,392,147
Dropbox Inc 0% 3/1/2028 (l)	1,999,000	1,972,014
Five9 Inc 1% 3/15/2029	83,000	73,122
Guidewire Software Inc 1.25% 11/1/2029	1,856,000	1,849,504
InterDigital Inc 3.5% 6/1/2027	1,239,000	5,879,055
Life360 Inc 0% 6/1/2030 (j)(k)	837,000	844,115
LivePerson Inc 0% 12/15/2026 (k)	1,381,000	524,780
MARA Holdings Inc 0% 6/1/2031 (l)	2,570,000	2,238,470
MARA Holdings Inc 0% 8/1/2032 (j)(k)	1,261,000	876,773
MARA Holdings Inc 2.125% 9/1/2031	3,931,000	3,180,179
Nutanix Inc 0.25% 10/1/2027	1,989,000	2,047,676
Nutanix Inc 0.5% 12/15/2029	131,000	120,454
Pagaya Technologies Ltd 6.125% 10/1/2029	411,000	479,843
PagerDuty Inc 1.5% 10/15/2028	992,000	902,224
PAR Technology Corp 1% 1/15/2030	379,000	299,410
PAR Technology Corp 1.5% 10/15/2027	98,000	92,246
Porch Group Inc 6.75% 10/1/2028 (j)	850,000	851,275
Progress Software Corp 3.5% 3/1/2030	1,271,000	1,276,084
Riot Platforms Inc 0.75% 1/15/2030	2,787,000	3,780,566
Rubrik Inc 0% 6/15/2030 (j)(k)	4,131,000	3,676,590
Strategy Inc 0% 3/1/2030 (l)	8,095,000	6,951,177
Strategy Inc 0.625% 3/15/2030	2,064,000	2,392,176
Strategy Inc 0.625% 9/15/2028	4,951,000	5,525,316
Strategy Inc 0.875% 3/15/2031	1,688,000	1,626,388
Terawulf Inc 0% 5/1/2032 (j)(k)	2,662,000	2,919,149
Terawulf Inc 1% 9/1/2031 (j)	2,636,000	4,013,310
Terawulf Inc 2.75% 2/1/2030 (j)	1,341,000	2,861,426
Uber Technologies Inc 0% 5/15/2028 (j)(k)	3,119,000	3,175,142
Unity Software Inc 0% 3/15/2030 (l)	1,801,000	1,677,181
Vertex Inc 0.75% 5/1/2029	987,000	885,339
Workiva Inc 1.25% 8/15/2028	1,015,000	955,115
Zscaler Inc 0% 7/15/2028 (j)(k)	4,368,000	4,001,088
		96,043,722
Technology Hardware, Storage & Peripherals - 0.9%
Seagate HDD Cayman 3.5% 6/1/2028	1,332,000	6,568,757
Super Micro Computer Inc 0% 6/15/2030 (j)(l)	5,997,000	5,386,505
Super Micro Computer Inc 2.25% 7/15/2028	1,759,000	1,731,736
Super Micro Computer Inc 3.5% 3/1/2029	4,558,000	4,231,811
Western Digital Corp 3% 11/15/2028	4,386,000	32,552,015
		50,470,824
TOTAL INFORMATION TECHNOLOGY		296,201,702
Materials - 0.1%
Chemicals - 0.0%
PureCycle Technologies Inc 7.25% 8/15/2030	401,000	377,541
Metals & Mining - 0.1%
MP Materials Corp 3% 3/1/2030 (j)	2,251,000	6,418,727
TOTAL MATERIALS		6,796,268
Real Estate - 0.6%
Health Care REITs - 0.3%
Ventas Realty LP 3.75% 6/1/2026	4,160,000	6,541,184
Welltower OP LLC 2.75% 5/15/2028 (j)	6,058,000	13,227,643
		19,768,827
Industrial REITs - 0.0%
Rexford Industrial Realty LP 4.125% 3/15/2029 (j)	1,592,000	1,588,020
Rexford Industrial Realty LP 4.375% 3/15/2027 (j)	1,603,000	1,600,596
		3,188,616
Office REITs - 0.1%
Boston Properties LP 2% 10/1/2030 (j)	2,715,000	2,552,100
COPT Defense Properties LP 5.25% 9/15/2028 (j)	999,000	1,189,673
		3,741,773
Real Estate Management & Development - 0.1%
Compass Inc 0.25% 4/15/2031 (j)	3,593,000	3,427,150
Retail REITs - 0.0%
Federal Realty OP LP 3.25% 1/15/2029 (j)	840,000	867,719
Tanger Properties LP 2.375% 1/15/2031 (j)	1,042,000	1,091,495
		1,959,214
Specialized REITs - 0.1%
Digital Realty Trust LP 1.875% 11/15/2029 (j)	3,073,000	3,248,468
TOTAL REAL ESTATE		35,334,048
Utilities - 1.0%
Electric Utilities - 0.7%
Alliant Energy Corp 3.25% 5/30/2028 (j)	1,452,000	1,550,984
Evergy Inc 4.5% 12/15/2027	2,970,000	4,058,505
Exelon Corp 3.25% 3/15/2029 (j)	2,620,000	2,719,560
FirstEnergy Corp 3.625% 1/15/2029 (j)	3,524,000	4,038,504
FirstEnergy Corp 3.875% 1/15/2031 (j)	3,070,000	3,573,480
NextEra Energy Capital Holdings Inc 3% 3/1/2027	2,361,000	3,320,747
PG&E Corp 4.25% 12/1/2027	4,774,000	5,102,451
PPL Capital Funding Inc 2.875% 3/15/2028	2,669,000	3,156,093
PPL Capital Funding Inc 3% 12/1/2030 (j)	2,418,000	2,531,646
Southern Co/The 3.25% 6/15/2028 (j)	3,710,000	3,808,315
Southern Co/The 4.5% 6/15/2027	2,167,000	2,427,040
		36,287,325
Gas Utilities - 0.0%
UGI Corp 5% 6/1/2028	1,603,000	2,285,878
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies Inc 2.5% 7/15/2027	1,146,000	1,433,761
Sunnova Energy International Inc 0.25% (m)(n)	4,855,000	8,496
		1,442,257
Multi-Utilities - 0.3%
CenterPoint Energy Inc 3% 8/1/2028 (j)	1,234,000	1,305,818
CenterPoint Energy Inc 4.25% 8/15/2026	1,937,000	2,324,400
CMS Energy Corp 3.125% 5/1/2031 (j)	2,429,000	2,505,028
CMS Energy Corp 3.375% 5/1/2028	1,890,000	2,147,985
WEC Energy Group Inc 3.375% 6/1/2028 (j)	2,403,000	2,513,538
WEC Energy Group Inc 4.375% 6/1/2027	2,259,000	2,754,851
WEC Energy Group Inc 4.375% 6/1/2029	2,338,000	2,921,331
		16,472,951
Water Utilities - 0.0%
American Water Capital Corp 3.625% 6/15/2026	1,803,000	1,799,394
TOTAL UTILITIES		58,287,805
TOTAL UNITED STATES		728,448,285
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $575,301,189)		730,628,506

Convertible Preferred Stocks - 2.2%
	Shares	Value ($)
UNITED STATES - 2.2%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	16,500	810,315
Financials - 0.6%
Banks - 0.4%
Bank of America Corp Series L, 7.25%	8,262	10,269,748
Wells Fargo & Co Series L, 7.5%	9,830	12,109,330
		22,379,078
Capital Markets - 0.1%
Ares Management Corp 6.75% Series B	78,740	2,977,947
KKR & Co Inc Series D 6.25%	137,342	5,411,275
		8,389,222
Financial Services - 0.1%
Apollo Global Management Inc Series A, 6.75%	107,552	6,025,825
TOTAL FINANCIALS		36,794,125
Health Care - 0.1%
Health Care Providers & Services - 0.1%
BrightSpring Health Services Inc 6.75%	22,700	3,152,576
Life Sciences Tools & Services - 0.0%
Bruker Corp 6.375% Series A	8,700	2,739,891
TOTAL HEALTH CARE		5,892,467
Industrials - 0.5%
Aerospace & Defense - 0.5%
Boeing Co Series A, 6%	320,000	23,244,800
VSE Corp 5.75%	15,700	909,815
		24,154,615
Trading Companies & Distributors - 0.0%
QXO Inc Series B 5.5%	35,900	2,388,786
TOTAL INDUSTRIALS		26,543,401
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.0%
Novanta Inc 6.5%	32,700	1,927,992
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology Inc Series A 7.5%	80,000	5,188,000
Software - 0.3%
Oracle Corp Series D 6.5%	273,090	12,526,638
Strategy Inc 8%	39,100	3,087,336
		15,613,974
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 7.625%	81,900	4,863,222
TOTAL INFORMATION TECHNOLOGY		27,593,188
Materials - 0.2%
Chemicals - 0.2%
Albemarle Corp 7.25%	121,123	8,652,338
Utilities - 0.3%
Electric Utilities - 0.3%
NextEra Energy Inc 7.234%	74,400	3,879,960
NextEra Energy Inc 7.299%	104,800	5,965,216
PG&E Corp Series A, 6%	25,400	1,166,114
Southern Co/The 7.125%	105,772	5,632,359
		16,643,649
Multi-Utilities - 0.0%
CenterPoint Energy Inc 3.369% (i)	33,600	1,340,304
TOTAL UTILITIES		17,983,953
TOTAL UNITED STATES		124,269,787
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $106,550,052)		124,269,787

Domestic Equity Funds - 15.1%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (b) (Cost $659,790,329)	5,746,638	859,926,973

Non-Convertible Corporate Bonds - 0.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TransCanada PipeLines Ltd 7% 6/1/2065 (f)	1,839,000	1,912,495
UNITED STATES - 0.6%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Match Group Holdings II LLC 3.625% 10/1/2031 (j)	1,645,000	1,492,659
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.5% 2/15/2056 (f)	7,825,000	7,906,662
Financials - 0.3%
Financial Services - 0.3%
ILFC E-Capital Trust I CME Term SOFR 3 month Index + 1.8116%, 6.35% 12/21/2065 (f)(h)(j)	14,050,000	12,205,759
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (f)(j)	406,544	434,514
Utilities - 0.2%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (f)	2,747,000	2,853,270
PacifiCorp 7.375% 9/15/2055 (f)	1,105,000	1,119,113
PG&E Corp 7.375% 3/15/2055 (f)	1,380,000	1,428,271
		5,400,654
Multi-Utilities - 0.1%
CMS Energy Corp 3.75% 12/1/2050 (f)	450,000	418,874
Dominion Energy Inc 6% 2/15/2056 (f)	3,355,000	3,404,497
Dominion Energy Inc 6.625% 5/15/2055 (f)	2,045,000	2,122,806
		5,946,177
TOTAL UTILITIES		11,346,831
TOTAL UNITED STATES		33,386,425
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $33,035,188)		35,298,920

Non-Convertible Preferred Stocks - 10.1%
	Shares	Value ($)
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
PartnerRe Ltd 4.875%	40,300	692,354
RenaissanceRe Holdings Ltd 5.75%	11,977	265,530
RenaissanceRe Holdings Ltd Series G, 4.2%	116,700	1,860,198

TOTAL BERMUDA		2,818,082
CANADA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc Series L, 5 year U.S. Treasury Index + 3.15%, 4.959% (f)(h)	57,500	1,411,625
TransCanada PipeLines Ltd 6.25%	81,500	2,012,643
TOTAL ENERGY		3,424,268
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Finance Inc 4.625%	6,236	98,903
Industrials - 0.0%
Electrical Equipment - 0.0%
Brookfield BRP Holdings Canada Inc 4.625%	52,076	780,098
Brookfield BRP Holdings Canada Inc 4.875%	69,200	1,096,820
Brookfield BRP Holdings Canada Inc 7.25%	35,200	871,200
TOTAL INDUSTRIALS		2,748,118
Utilities - 0.1%
Electric Utilities - 0.1%
BIP Bermuda Holdings I Ltd 5.125%	42,100	701,807
Brookfield Infrastructure Finance ULC 5%	36,400	600,600
Brookfield Infrastructure Finance ULC 7.25%	81,600	2,025,312
		3,327,719
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP 5.25%	60,100	1,072,785
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP 5.125%	50,623	866,666
Brookfield Infrastructure Partners LP Series A, 5%	58,810	983,303
		1,849,969
TOTAL UTILITIES		6,250,473
TOTAL CANADA		12,521,762
NETHERLANDS - 0.1%
Financials - 0.1%
Insurance - 0.1%
AEGON Funding Co LLC 5.1%	228,987	4,564,856
UNITED STATES - 9.8%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T Inc 5.35%	659,301	14,933,168
AT&T Inc Series A, 5%	306,932	6,405,671
AT&T Inc Series C 4.75%	224,700	4,379,403
		25,718,242
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 5.5%	366,643	8,381,459
T-Mobile USA Inc 5.5%	336,480	7,651,555
T-Mobile USA Inc 6.25%	275,944	6,848,930
		22,881,944
TOTAL COMMUNICATION SERVICES		48,600,186
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ford Motor Co 6%	158,475	3,315,297
Ford Motor Co 6.2%	153,525	3,293,111
Ford Motor Co 6.5%	130,300	2,926,538
		9,534,946
Leisure Products - 0.0%
Brunswick Corp/DE 6.375%	6,824	168,826
TOTAL CONSUMER DISCRETIONARY		9,703,772
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (f)(h)	191	302,468
Financials - 6.6%
Banks - 3.4%
Bank of America Corp 4.25%	229,850	4,079,838
Bank of America Corp 4.375%	280,016	5,152,294
Bank of America Corp 4.75%	181,424	3,637,551
Bank of America Corp 5%	527,176	11,228,849
Bank of America Corp Series GG, 6%	128,200	3,240,896
Bank of America Corp Series HH, 5.875%	465,213	11,700,107
Bank of America Corp Series K, 6.45% (f)	53,386	1,385,366
Bank of America Corp Series KK, 5.375%	476,314	10,802,802
Bank of America Corp Series PP, 4.125%	238,223	4,152,227
Citizens Financial Group Inc 6.5% (f)	32,900	838,950
JPMorgan Chase & Co 4.55%	676,640	13,228,312
JPMorgan Chase & Co 4.625%	833,522	16,587,088
JPMorgan Chase & Co 4.75%	392,742	8,013,901
JPMorgan Chase & Co 5.75%	812,176	20,288,156
JPMorgan Chase & Co Series EE, 6%	255,900	6,448,680
JPMorgan Chase & Co Series MM, 4.2%	734,600	13,648,868
M&T Bank Corp Series J, 7.5%	163,000	4,365,140
Truist Financial Corp Series O 5.25%	101,500	2,211,685
US Bancorp 4.5%	120,377	2,231,790
US Bancorp Series K, 5.5%	213,200	4,999,540
US Bancorp Series L, 3.75%	137,300	2,139,133
US Bancorp Series M, 4%	198,867	3,311,136
Wells Fargo & Co 4.25%	233,979	4,188,224
Wells Fargo & Co 4.7%	278,439	5,429,561
Wells Fargo & Co Series Y, 5.625%	408,510	10,090,197
Wells Fargo & Co Series Z, 4.75%	865,786	17,185,852
		190,586,143
Capital Markets - 1.6%
Affiliated Managers Group Inc 4.75%	61,900	1,083,250
Affiliated Managers Group Inc 5.875%	68,400	1,448,712
Affiliated Managers Group Inc 6.75%	74,700	1,830,150
Bank of New York Mellon Corp/The 5 year U.S. Treasury Index + 2.161%, 6.15% (f)(h)	113,800	2,929,212
Brookfield Oaktree Holdings LLC Series A, 6.625%	96,640	2,095,155
Brookfield Oaktree Holdings LLC Series B, 6.55%	129,486	2,741,219
Charles Schwab Corp/The 4.45%	183,100	3,433,125
Charles Schwab Corp/The 5.95%	83,954	2,107,245
KKR & Co Inc 6.875%	124,300	3,131,117
Morgan Stanley 5.85%	658,100	16,320,880
Morgan Stanley 6.375%	141,443	3,577,093
Morgan Stanley 6.5%	764,400	19,721,521
Morgan Stanley 6.625%	306,800	8,074,976
Morgan Stanley 6.875%	104,038	2,635,283
Morgan Stanley Series E, 7.125%	118,400	3,016,832
Morgan Stanley Series L, 4.875%	149,582	3,108,314
Morgan Stanley Series O, 4.25%	339,200	6,119,168
Northern Trust Corp Series E, 4.7%	173,700	3,420,153
State Street Corp 5.35% (f)	118,265	2,718,912
Stifel Financial Corp Series D, 4.5%	105,200	1,813,648
TPG Operating Group II LP 6.95%	81,600	1,997,568
		93,323,533
Financial Services - 0.3%
Apollo Global Management Inc 7.625% (f)	109,800	2,811,978
Carlyle Finance LLC 4.625%	120,300	2,113,671
Compass Diversified Holdings 7.875% (f)	42,693	867,949
Compass Diversified Holdings Series C, 7.875%	42,128	850,985
Corebridge Financial Inc 6.375%	143,700	3,382,698
Equitable Holdings Inc 4.3%	71,699	1,185,901
Equitable Holdings Inc Series A, 5.25%	176,251	3,615,790
KKR Group Finance Co IX LLC 4.625%	92,763	1,634,484
Voya Financial Inc Series B, 5.35% (f)	6,206	148,136
		16,611,592
Insurance - 1.3%
Allstate Corp/The Series H 5.1%	380,100	8,039,115
Allstate Corp/The Series I, 4.75%	114,400	2,241,096
Allstate Corp/The Series J, 7.375%	154,229	4,100,949
American Financial Group Inc/OH 4.5%	133,700	2,271,563
American Financial Group Inc/OH 5.625%	34,400	721,024
American Financial Group Inc/OH 5.875%	33,000	728,310
Arch Capital Group Ltd 5.45%	69,300	1,436,589
Arch Capital Group Ltd Series G, 4.55%	125,300	2,202,774
Athene Holding Ltd 7.25% (f)	178,200	4,463,910
Athene Holding Ltd Series A, 6.35% (f)	195,173	4,748,559
Athene Holding Ltd Series B, 5.625%	55,244	1,074,496
Athene Holding Ltd Series D, 4.875%	240,414	4,017,318
Athene Holding Ltd Series E, 7.75% (f)	124,500	3,185,955
Axis Capital Holdings Ltd 5.5%	106,200	2,164,356
Enstar Group Ltd 7% (f)	78,200	1,771,230
F&G Annuities & Life Inc 7.3%	71,800	1,579,600
Hartford Insurance Group Inc/The 6%	34,460	861,500
Lincoln National Corp Series D, 9%	67,100	1,772,782
MetLife Inc 5.625%	151,800	3,655,344
MetLife Inc Series F, 4.75%	228,300	4,451,850
Prudential Financial Inc 4.125%	132,400	2,287,872
Prudential Financial Inc 5.625%	177,835	4,294,716
Prudential Financial Inc 5.95%	22,971	568,532
Reinsurance Group of America Inc 5.75% (f)	44,984	1,125,500
Reinsurance Group of America Inc 7.125% (f)	152,346	3,892,440
W R Berkley Corp 4.125%	74,956	1,271,254
W R Berkley Corp 4.25%	66,315	1,164,491
W R Berkley Corp 5.1%	91,500	1,866,600
		71,959,725
TOTAL FINANCIALS		372,480,993
Information Technology - 0.2%
Software - 0.2%
Strategy Inc 11.25% (i)	28,500	2,850,000
Strategy Inc Series A, 10%	103,102	10,173,074
TOTAL INFORMATION TECHNOLOGY		13,023,074
Real Estate - 0.4%
Hotel & Resort REITs - 0.0%
Pebblebrook Hotel Trust 6.375%	40,902	829,084
Sunstone Hotel Investors Inc Series H, 6.125%	18,300	375,516
		1,204,600
Retail REITs - 0.0%
Kimco Realty Corp 5.125%	8,922	181,294
Specialized REITs - 0.4%
Digital Realty Trust Inc 5.25%	89,700	1,881,906
Digital Realty Trust Inc Series L, 5.2%	91,800	1,903,014
Public Storage 3.875%	91,695	1,421,273
Public Storage 3.95%	91,500	1,452,105
Public Storage 4%	205,000	3,292,280
Public Storage 4%	137,300	2,205,038
Public Storage Series I, 4.875%	68,600	1,359,652
Public Storage Series J, 4.7%	77,800	1,478,200
Public Storage Series K, 4.75%	68,600	1,317,120
Public Storage Series L, 4.625%	164,700	3,071,655
Public Storage Series MM, 4.125%	64,100	1,073,033
Public Storage Series O, 3.9%	96,794	1,529,336
Public Storage Series S, 4.1%	95,915	1,573,965
		23,558,577
TOTAL REAL ESTATE		24,944,471
Utilities - 1.5%
Electric Utilities - 1.0%
Duke Energy Corp 5.625%	290,221	7,145,241
Entergy Arkansas LLC 4.875%	103,500	2,187,990
Entergy Louisiana LLC 4.875%	58,761	1,210,477
Entergy Mississippi LLC 4.9%	34,100	710,303
Entergy New Orleans LLC 5.5%	121,017	2,738,615
Georgia Power Co 5%	36,600	851,316
NextEra Energy Capital Holdings Inc 5.65%	185,100	4,420,188
NextEra Energy Capital Holdings Inc 6.5%	233,000	5,901,890
SCE Trust II 5.1%	27,957	533,419
SCE Trust VII 7.5%	34,600	865,000
Southern Co/The 4.2%	535,859	9,827,655
Southern Co/The 5.25%	122,980	2,715,398
Southern Co/The Series A, 4.95%	320,038	6,698,395
Southern Co/The Series A, 6.5%	137,185	3,573,669
Xcel Energy Inc 6.25%	259,300	6,482,500
		55,862,056
Multi-Utilities - 0.5%
CMS Energy Corp 5.625%	39,631	886,149
CMS Energy Corp 5.875%	144,543	3,377,970
CMS Energy Corp 5.875%	57,830	1,359,005
DTE Energy Co 4.375%	237,200	4,089,328
DTE Energy Co 4.375%	99,586	1,751,718
DTE Energy Co 5.25%	159,333	3,534,006
DTE Energy Co Series H, 6.25%	326,800	8,186,340
SCE Trust VI 5%	141,500	2,610,675
Sempra 5.75%	174,000	3,911,520
		29,706,711
TOTAL UTILITIES		85,568,767
TOTAL UNITED STATES		554,623,731
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $598,790,016)		574,528,431

Preferred Securities - 3.4%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 6.875% (f)(j)(o)	4,010,000	4,088,661
UNITED STATES - 3.4%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
BP Capital Markets PLC 6.125% (f)(o)	2,000,000	2,091,853
Energy Transfer LP 6.625% (f)(o)	18,255,000	18,530,708
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (f)(h)(o)	740,000	741,671
Sunoco LP 7.875% (f)(j)(o)	9,545,000	10,207,679
Venture Global LNG Inc 9% (f)(j)(o)	1,060,000	967,108
TOTAL ENERGY		32,539,019
Financials - 2.7%
Banks - 2.2%
Bank of America Corp 4.375% (f)(o)	11,855,000	11,825,666
Bank of America Corp 5.875% (f)(o)	2,025,000	2,118,174
Bank of America Corp 6.125% (f)(o)	7,585,000	7,728,361
Bank of America Corp 6.25% (f)(o)	20,210,000	20,914,620
Bank of America Corp 6.625% (f)(o)	3,910,000	4,113,788
JPMorgan Chase & Co 3.65% (f)(o)	13,835,000	13,909,948
JPMorgan Chase & Co 6.5% (f)(o)	2,535,000	2,682,376
JPMorgan Chase & Co 6.875% (f)(o)	2,320,000	2,502,417
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.4058% (f)(h)(o)	23,820,000	24,163,541
PNC Financial Services Group Inc/The 3.4% (f)(o)	9,755,000	9,711,504
PNC Financial Services Group Inc/The 5% (f)(o)	3,475,000	3,545,499
Truist Financial Corp 5.1% (f)(o)	4,445,000	4,607,750
Wells Fargo & Co 6.85% (f)(o)	3,405,000	3,640,317
Wells Fargo & Co 7.625% (f)(o)	7,430,000	8,048,549
		119,512,510
Capital Markets - 0.4%
Bank of New York Mellon Corp/The 3.75% (f)(o)	8,500,000	8,433,972
Bank of New York Mellon Corp/The 5.95% (f)(o)	2,820,000	2,927,449
Charles Schwab Corp/The 4% (f)(o)	11,490,000	10,969,987
Charles Schwab Corp/The 5% (f)(o)	3,270,000	3,312,278
		25,643,686
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (f)(o)	4,915,000	4,653,348
Financial Services - 0.0%
Corebridge Financial Inc 6.875% (f)(o)	2,495,000	2,607,625
TOTAL FINANCIALS		152,417,169
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (f)(o)	2,110,000	2,110,447
Air Lease Corp 6% (f)(o)	1,470,000	1,451,742
TOTAL INDUSTRIALS		3,562,189
Utilities - 0.1%
Electric Utilities - 0.1%
Edison International 5% (f)(o)	2,230,000	2,256,929
Multi-Utilities - 0.0%
Dominion Energy Inc 4.35% (f)(o)	1,935,000	1,957,295
TOTAL UTILITIES		4,214,224
TOTAL UNITED STATES		192,732,601
TOTAL PREFERRED SECURITIES (Cost $189,764,982)		196,821,262

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	3.70	41,180,682	41,188,919
Fidelity Securities Lending Cash Central Fund (q)(r)	3.69	34,312,926	34,316,357
TOTAL MONEY MARKET FUNDS (Cost $75,504,694)			75,505,276

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,029,638,494)	5,703,646,345
NET OTHER ASSETS (LIABILITIES) - 0.1% (p)	7,280,618
NET ASSETS - 100.0%	5,710,926,963

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	(96)	6/2026	(11,670,000)	(130,693)

The notional amount of short futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $335,666,468 or 5.9% of net assets.

(k)	Zero coupon bond which is issued at a discount.
(l)	Principal Only Strips represent the right to receive the monthly principal payments.
(m)	Level 3 security.
(n)	Non-income producing - Security is in default.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Includes $499,550 of cash collateral to cover margin requirements for futures contracts.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	35,333,498	230,061,254	224,206,548	370,966	713	-	41,188,919	41,180,682	0.1%
Fidelity Real Estate Equity Central Fund	806,363,894	9,733,285	22,991,464	9,733,285	1,500,105	65,321,153	859,926,973	5,746,638	85.6%
Fidelity Securities Lending Cash Central Fund	1,535,450	77,091,085	44,310,218	25,362	40	-	34,316,357	34,312,926	0.1%
Total	843,232,842	316,885,624	291,508,230	10,129,613	1,500,858	65,321,153	935,432,249

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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